Summary Of Significant Accounting Policies (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Long-term debt, current	$ 636	$ 10,022
Long-term debt, non current	$ 197,495	114,065
Decrease of long term debt
Long-term debt, current		482
Long-term debt, non current		$ 1,431